33. Noncurrent assets held for sale and discontinued operations (Details 2) - BRL (R$) R$ in Millions		Dec. 31, 2019	May 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Total current assets		R$ 19,968		R$ 40,518	R$ 36,889
Noncurrent
Total noncurrent assets		38,507		21,139	18,890
Total assets		58,475		61,657	55,779
Current
Total current liabilities		23,135		37,256	33,312
Noncurrent
Total noncurrent liabilities		21,792		11,242	10,311
Shareholders' equity		13,548		13,159	12,156	R$ 11,487
Total liabilities and shareholders' equity		R$ 58,475		61,657	R$ 55,779
Via Varejo [Member]
Current Assets
Total current assets	[1]		R$ 9,871	13,412
Noncurrent
Total noncurrent assets	[1]		16,266	15,401
Total assets	[1]		26,137	28,813
Current
Total current liabilities	[1]		13,484	15,733
Noncurrent
Total noncurrent liabilities	[1]		7,375	7,869
Shareholders' equity	[1]		5,278	5,211
Total liabilities and shareholders' equity	[1]		R$ 26,137	R$ 28,813

[1]	Before elimination of transactions carried out with the Company.